NORTHERN SMALL CAP VALUE FUND
SMALL CAP VALUE FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	NORTHERN SMALL CAP VALUE FUND NORTHERN SMALL CAP VALUE FUND USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	NORTHERN SMALL CAP VALUE FUND NORTHERN SMALL CAP VALUE FUND	[1]
Management Fees	0.95%
Other Expenses	0.18%
Transfer Agent Fees	0.02%
Other Operating Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%	[2]
Total Annual Fund Operating Expenses	1.14%	[3]
Expense Reimbursement	(0.13%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.01%	[3]
[1]	The expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.
[3]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund’s ratios of average net assets to (1) expenses before reimbursements and credits and (2) expenses net of reimbursements and credits, respectively, included in the Fund’s Financial Highlights in the Fund’s complete Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.
[4]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., Acquired Fund Fees and Expenses, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Fund Operating Expenses” exceed 1.00%. The “Total Annual Fund Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of the excepted expenses, including but not limited to Acquired Fund Fees and Expenses, that are not reimbursed. This contractual limitation may not be terminated before July 31, 2018 without the approval of the Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
NORTHERN SMALL CAP VALUE FUND | NORTHERN SMALL CAP VALUE FUND | USD ($)	103	349	615	1,374

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11.48% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of small capitalization companies. Small capitalization companies generally are considered to be those whose market capitalization is, at the time the Fund makes an investment, within the range of the market capitalization of companies in the Russell 2000® Value Index. Companies whose capitalization no longer meets this definition after purchase may continue to be considered small capitalization companies. As of May 31, 2017, the market capitalization of the companies in the Russell 2000 Value Index was between approximately $19.2 million and $10.2 billion. The size of companies in the Russell 2000 Value Index changes with market conditions. In addition, changes to the composition of the Russell 2000 Value Index can change the market capitalization range of companies in the Russell 2000 Value Index. The Fund is not limited to the stocks included in the Russell 2000 Value Index and may invest in other stocks that meet the Fund’s investment adviser’s criteria discussed below.

Using quantitative analysis (evaluation of financial data), the Fund’s investment adviser buys small capitalization stocks of companies believed to be worth more than is indicated by current market prices. Similarly, the management team normally will sell a security that it believes has achieved its full valuation, is not attractively priced or for other reasons. The team also may sell securities in order to maintain the desired portfolio characteristics of the Fund. In determining whether a stock is attractively priced, the Fund employs a strategy that uses statistics and other methods to determine which fundamental and quantifiable stock or firm characteristics (such as relative valuation, price momentum and earnings quality) are predictive of future stock performance. The characteristics are combined to create a proprietary multi-factor quantitative stock selection model that generates stock specific forecasts that are used along with risk controls to determine security weightings.

The Fund, from time to time, may emphasize particular companies or market segments, such as financial services, in attempting to achieve its investment objective. Many of the companies in which the Fund invests retain their earnings to finance current and future growth. These companies generally pay little or no dividends.

Frank Russell Company does not endorse any of the securities in the Russell 2000 Value Index. It is not a sponsor of the Small Cap Value Fund and is not affiliated with the Fund in any way.
PRINCIPAL RISKS
CYBERSECURITY RISK is the risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

INVESTMENT STYLE RISK is the risk that different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style. The Fund may also employ a combination of styles that impacts its risk characteristics.

MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

MARKET EVENTS RISK relates to the increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have reduced their market support activities and recently have begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries (such as the United Kingdom referendum vote to exit the European Union) may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment could cause the value of your investment in the Fund to decline. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

QUANTITATIVE INVESTING RISK is the risk that the value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

SECTOR RISK is the risk that companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to decrease. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular market sector.

SMALL CAP STOCK RISK is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

VALUATION RISK is the risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

VALUE INVESTING RISK is the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Fund’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
FUND PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Fund’s website at northerntrust.com/funds or by calling 800-595-9111.
CALENDAR YEAR TOTAL RETURN*

* Year to date total return for the six months ended June 30, 2017 is (0.04)%. For the periods shown in the bar chart above, the highest quarterly return was 21.10% in the third quarter of 2009, and the lowest quarterly return was (21.80)% in the fourth quarter of 2008.
AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2016)
Average Annual Total Returns - NORTHERN SMALL CAP VALUE FUND	Inception Date	1-Year	5-Year	10-Year	Since Inception
NORTHERN SMALL CAP VALUE FUND	Apr. 01, 1994	27.87%	15.18%	7.53%	10.48%
NORTHERN SMALL CAP VALUE FUND | Returns after taxes on distributions		27.20%	13.99%	6.75%	9.05%
NORTHERN SMALL CAP VALUE FUND | Returns after taxes on distributions and sale of Fund shares		16.33%	12.05%	5.97%	8.49%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)		31.74%	15.07%	6.26%	10.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.